NOTE 3: PREFERRED AND COMMON STOCK (Details Narrative) (USD $)	Aug. 31, 2013	Aug. 31, 2012
Notes to Financial Statements
Common stock, shares authorized	900,000,000	900,000,000
Common Stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares issued	680,202	680,202
Preferred Stock, shares authorized	100,000,000	100,000,000
Preferred Stock, par value	$ 0.0001	$ 0.0001